John Hancock Financial Industries Fund Average Annual Total Returns - Class A C I and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Financials Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	15.27%	13.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.05%	9.95%	9.48%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.62%)	5.87%	6.56%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	7.27%	7.12%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	10.26%	9.23%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.90%	11.37%	10.30%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	11.49%	10.38%